Note 17 - Related Party Transactions - Incurred Expenses With Cascabel and IMDEX (Details) - Cascabel and IMDEX [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Exploration and marketing services	$ 69	$ 393
Travel and expenses	11	39
Administration for Mexican subsidiaries	22	55
Field exploration services	66	180
Share-based payments (Note 10)	129	443
Expenses incurred for related parties	$ 297	$ 1,110